iShares
®
ESG Aware MSCI USA Small-Cap ETF
Schedule of Investments
(unaudited)
November 30, 2022
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Common Stocks
Aerospace & Defense  — 1.7%
AeroVironment, Inc.
(a)
...................... 10,151 $ 933,791
Axon Enterprise, Inc.
(a)(b)
.................... 28,701 5,281,845
BWX Technologies, Inc. .................... 50,830 3,095,039
Curtiss-Wright Corp. ....................... 19,077 3,369,952
Ducommun, Inc.
(a)
........................ 15,975 803,702
Hexcel Corp. ............................ 52,410 3,141,980
Kaman Corp., Class A ...................... 36,841 750,451
Kratos Defense & Security Solutions, Inc.
(a)
....... 81,856 779,269
Maxar Technologies, Inc. .................... 35,310 854,502
Mercury Systems, Inc.
(a)
.................... 38,998 1,981,878
Moog, Inc., Class A ....................... 22,977 1,999,688
Triumph Group, Inc.
(a)
...................... 65,278 747,433
V2X, Inc.
(a)
............................. 21,275 859,723
Virgin Galactic Holdings, Inc.
(a)(b)
............... 143,900 732,451
Woodward, Inc. .......................... 15,923 1,525,423
26,857,127
a
Air Freight & Logistics  — 0.2%
GXO Logistics, Inc.
(a)
...................... 48,340 2,265,213
Hub Group, Inc., Class A
(a)
................... 10,542 887,109
3,152,322
a
Airlines  — 0.2%
Alaska Air Group, Inc.
(a)
..................... 47,193 2,238,836
Hawaiian Holdings, Inc.
(a)
................... 54,446 756,799
2,995,635
a
Auto Components  — 1.0%
Adient PLC
(a)(b)
........................... 22,596 879,888
American Axle & Manufacturing Holdings, Inc.
(a)
.... 72,147 751,050
Autoliv, Inc. ............................. 15,815 1,398,046
Dana, Inc. .............................. 70,339 1,238,670
Dorman Products, Inc.
(a)
.................... 9,456 847,636
Fox Factory Holding Corp.
(a)
.................. 9,464 1,004,130
Gentex Corp. ........................... 28,492 823,419
Gentherm, Inc.
(a)
......................... 19,205 1,374,886
Goodyear Tire & Rubber Co. (The)
(a)
............ 67,906 761,905
LCI Industries ........................... 18,897 1,868,157
Luminar Technologies, Inc., Class A
(a)(b)
.......... 95,805 733,866
Modine Manufacturing Co.
(a)
................. 49,687 1,051,874
Visteon Corp.
(a)
.......................... 17,502 2,569,294
XPEL, Inc.
(a)
............................ 12,859 881,485
16,184,306
a
Automobiles  — 0.6%
Fisker, Inc., Class A
(a)(b)
..................... 95,442 738,721
Harley-Davidson, Inc. ...................... 80,487 3,793,353
Thor Industries, Inc. ....................... 25,373 2,185,630
Winnebago Industries, Inc. .................. 25,547 1,496,799
Workhorse Group, Inc.
(a)(b)
................... 314,301 722,892
8,937,395
a
Banks  — 8.1%
Amalgamated Financial Corp. ................ 48,957 1,305,683
Amerant Bancorp, Inc., Class A ............... 28,254 832,363
Ameris Bancorp .......................... 38,609 2,041,644
Associated Banc-Corp. ..................... 47,264 1,162,694
Atlantic Union Bankshares Corp. .............. 76,936 2,744,307
Banc of California, Inc. ..................... 45,603 773,883
Bank of Hawaii Corp. ...................... 53,063 4,280,592
Bank OZK ............................. 71,894 3,317,908
Banner Corp. ........................... 26,994 1,906,316
Berkshire Hills Bancorp, Inc. ................. 20,745 646,829
BOK Financial Corp.
(b)
..................... 22,458 2,351,577
Security Shares Value
a
Banks (continued)
Byline Bancorp, Inc. ....................... 43,657 $ 994,943
Cadence Bank .......................... 77,010 2,220,968
Camden National Corp. .................... 33,157 1,451,613
Columbia Banking System, Inc. ............... 30,682 1,045,029
Comerica, Inc. ........................... 92,955 6,668,592
Commerce Bancshares, Inc. ................. 11,006 824,570
Community Bank System, Inc. ................ 29,285 1,907,625
Community Trust Bancorp, Inc. ............... 28,501 1,365,483
East West Bancorp, Inc. .................... 59,080 4,148,007
Eastern Bankshares, Inc. ................... 102,513 2,010,280
First Busey Corp. ......................... 33,383 870,295
First Financial Bancorp ..................... 45,995 1,215,648
First Hawaiian, Inc. ....................... 88,122 2,339,639
First Interstate BancSystem, Inc., Class A ........ 71,210 3,106,180
FNB Corp. ............................. 145,951 2,057,909
Fulton Financial Corp. ...................... 125,055 2,324,772
Glacier Bancorp, Inc. ...................... 92,405 5,350,249
Hancock Whitney Corp. .................... 58,356 3,200,243
Independent Bank Corp. .................... 61,051 2,631,398
International Bancshares Corp. ............... 61,550 3,242,454
National Bank Holdings Corp., Class A .......... 55,825 2,596,421
OceanFirst Financial Corp. .................. 34,213 799,216
Old National Bancorp ...................... 171,482 3,277,021
PacWest Bancorp ........................ 34,871 910,831
Park National Corp. ....................... 7,857 1,189,000
Pinnacle Financial Partners, Inc. ............... 39,287 3,295,786
Popular, Inc. ............................ 24,837 1,813,598
Premier Financial Corp. .................... 34,105 995,184
QCR Holdings, Inc. ....................... 17,407 915,782
Sandy Spring Bancorp, Inc. .................. 43,783 1,524,524
Seacoast Banking Corp. .................... 37,290 1,282,030
ServisFirst Bancshares, Inc. ................. 23,522 1,783,438
Southside Bancshares, Inc. .................. 24,102 875,867
SouthState Corp. ......................... 33,028 2,901,510
Synovus Financial Corp. .................... 122,655 5,167,455
Texas Capital Bancshares, Inc.
(a)
.............. 16,676 1,000,393
Trustmark Corp. ......................... 23,223 849,497
UMB Financial Corp. ...................... 38,830 3,320,742
Umpqua Holdings Corp. .................... 170,576 3,457,576
United Bankshares, Inc. .................... 46,659 2,001,205
United Community Banks, Inc. ................ 29,831 1,162,514
Valley National Bancorp .................... 270,116 3,419,669
Western Alliance Bancorp ................... 48,289 3,309,728
Wintrust Financial Corp. .................... 36,571 3,343,687
Zions Bancorp NA ........................ 71,649 3,712,851
125,245,218
a
Beverages  — 0.2%
Boston Beer Co., Inc. (The), Class A, NVS
(a)
....... 2,155 828,318
Celsius Holdings, Inc.
(a)
..................... 14,801 1,647,943
MGP Ingredients, Inc.
(b)
..................... 8,968 1,121,538
3,597,799
a
Biotechnology  — 4.8%
ACADIA Pharmaceuticals, Inc.
(a)
............... 49,805 775,962
Agios Pharmaceuticals, Inc.
(a)
................ 26,929 811,640
Akero Therapeutics, Inc.
(a)
................... 17,018 791,337
Alector, Inc.
(a)
........................... 97,112 824,481
Alkermes PLC
(a)
.......................... 61,794 1,531,255
Allogene Therapeutics, Inc.
(a)(b)
................ 73,836 728,023
AnaptysBio, Inc.
(a)(b)
....................... 28,060 775,298
Anavex Life Sciences Corp.
(a)(b)
............... 60,261 531,502
Apellis Pharmaceuticals, Inc.
(a)
................ 30,401 1,517,922
Arcutis Biotherapeutics, Inc.
(a)(b)
............... 40,384 695,816

Schedule of Investments
(unaudited) (continued)
November 30, 2022
iShares
®
ESG Aware MSCI USA Small-Cap ETF
(Percentages shown are based on Net Assets)

Security Shares Value
a
Biotechnology (continued)
Arrowhead Pharmaceuticals, Inc.
(a)(b)
............ 41,071 $ 1,322,486
Atara Biotherapeutics, Inc.
(a)
................. 177,101 802,268
Avidity Biosciences, Inc.
(a)
................... 62,197 723,973
Beam Therapeutics, Inc.
(a)
................... 24,921 1,151,101
BioCryst Pharmaceuticals, Inc.
(a)
............... 77,286 1,032,541
Blueprint Medicines Corp.
(a)
.................. 17,681 844,975
Bridgebio Pharma, Inc.
(a)
.................... 80,054 750,106
Caribou Biosciences, Inc.
(a)(b)
................. 83,453 776,947
Celldex Therapeutics, Inc.
(a)
.................. 22,112 820,134
Cerevel Therapeutics Holdings, Inc.
(a)(b)
.......... 28,633 829,212
Chinook Therapeutics, Inc.
(a)
................. 35,853 812,070
Crinetics Pharmaceuticals, Inc.
(a)
.............. 42,663 762,388
CRISPR Therapeutics AG
(a)(b)
................. 26,628 1,458,948
Cytokinetics, Inc.
(a)
........................ 32,279 1,371,858
Denali Therapeutics, Inc.
(a)
.................. 38,154 1,217,494
Dynavax Technologies Corp.
(a)
................ 58,596 727,176
Erasca, Inc.
(a)(b)
.......................... 96,386 727,714
Exelixis, Inc.
(a)
........................... 65,679 1,121,797
Fate Therapeutics, Inc.
(a)
.................... 38,082 792,867
Halozyme Therapeutics, Inc.
(a)(b)
............... 44,945 2,573,551
Ideaya Biosciences, Inc.
(a)
................... 42,731 764,030
Immunovant, Inc.
(a)
........................ 57,610 755,267
Inovio Pharmaceuticals, Inc.
(a)(b)
............... 358,026 730,373
Insmed, Inc.
(a)
........................... 40,536 749,511
Intellia Therapeutics, Inc.
(a)
.................. 27,688 1,424,825
Ionis Pharmaceuticals, Inc.
(a)
................. 32,172 1,312,296
Iovance Biotherapeutics, Inc.
(a)(b)
............... 114,569 733,242
IVERIC bio, Inc.
(a)
......................... 42,851 1,012,141
Karuna Therapeutics, Inc.
(a)
.................. 9,493 2,233,798
Keros Therapeutics, Inc.
(a)
................... 16,293 812,043
Kezar Life Sciences, Inc.
(a)
................... 100,581 785,538
Krystal Biotech, Inc.
(a)
...................... 9,852 765,894
Kura Oncology, Inc.
(a)
...................... 50,449 795,581
Kymera Therapeutics, Inc.
(a)(b)
................ 26,191 759,015
MannKind Corp.
(a)
........................ 179,511 840,111
Merus NV
(a)(b)
............................ 46,232 709,661
Mirati Therapeutics, Inc.
(a)
................... 19,800 1,809,324
Myovant Sciences, Ltd.
(a)
.................... 28,084 754,336
Natera, Inc.
(a)
........................... 33,201 1,365,225
Novavax, Inc.
(a)
.......................... 38,409 633,364
Nurix Therapeutics, Inc.
(a)
................... 58,420 723,824
Prothena Corp. PLC
(a)(b)
..................... 20,323 1,270,391
PTC Therapeutics, Inc.
(a)
.................... 18,496 767,399
Rhythm Pharmaceuticals, Inc.
(a)(b)
.............. 29,617 792,847
Rocket Pharmaceuticals, Inc.
(a)
................ 43,987 830,475
Roivant Sciences, Ltd.
(a)
.................... 149,720 802,499
Sana Biotechnology, Inc.
(a)
................... 158,684 791,833
Sarepta Therapeutics, Inc.
(a)(b)
................ 29,201 3,586,175
SpringWorks Therapeutics, Inc.
(a)
.............. 30,341 733,645
Twist Bioscience Corp.
(a)(b)
................... 30,421 832,014
Ultragenyx Pharmaceutical, Inc.
(a)
.............. 33,438 1,213,799
uniQure NV
(a)
........................... 36,505 965,922
United Therapeutics Corp.
(a)
.................. 16,953 4,744,975
Vaxcyte, Inc.
(a)
........................... 28,611 1,317,823
Veracyte, Inc.
(a)
.......................... 28,978 803,850
Verve Therapeutics, Inc.
(a)
................... 32,274 749,725
Vir Biotechnology, Inc.
(a)
.................... 34,589 976,102
Viridian Therapeutics, Inc.
(a)
.................. 33,858 855,592
Xencor, Inc.
(a)(b)
.......................... 32,972 979,928
Xenon Pharmaceuticals, Inc.
(a)
................ 29,310 1,080,953
74,168,188
a
Building Products  — 1.2%
AAON, Inc. ............................. 26,735 2,119,016
Advanced Drainage Systems, Inc.
(b)
............ 31,823 3,095,105
Security Shares Value
a
Building Products (continued)
Armstrong World Industries, Inc. ............... 31,715 $ 2,423,343
AZEK Co., Inc. (The), Class A
(a)(b)
.............. 51,276 991,678
Builders FirstSource, Inc.
(a)(b)
................. 57,997 3,707,748
Gibraltar Industries, Inc.
(a)
................... 15,163 767,399
Resideo Technologies, Inc.
(a)
................. 117,219 1,898,948
Trex Co., Inc.
(a)(b)
......................... 43,912 2,015,122
UFP Industries, Inc. ....................... 9,318 762,772
Zurn Elkay Water Solutions Corp. .............. 49,911 1,208,345
18,989,476
a
Capital Markets  — 1.9%
Affiliated Managers Group, Inc. ............... 22,010 3,530,844
Artisan Partners Asset Management, Inc., Class A ... 35,261 1,223,204
Cohen & Steers, Inc. ...................... 16,875 1,117,969
Cowen, Inc., Class A ...................... 20,060 775,520
Diamond Hill Investment Group, Inc. ............ 4,451 792,100
Donnelley Financial Solutions, Inc.
(a)
............ 25,877 987,984
Evercore, Inc., Class A ..................... 7,699 886,771
Interactive Brokers Group, Inc., Class A .......... 28,660 2,301,398
Janus Henderson Group PLC ................ 191,651 4,846,854
Jefferies Financial Group, Inc. ................ 47,787 1,815,428
Morningstar, Inc. ......................... 11,841 2,902,584
Open Lending Corp., Class A
(a)(b)
.............. 106,430 752,460
Perella Weinberg Partners, Class A ............. 84,445 808,139
PJT Partners, Inc., Class A .................. 12,641 973,483
Stifel Financial Corp. ...................... 13,238 850,541
StoneX Group, Inc.
(a)
...................... 9,664 980,606
Victory Capital Holdings, Inc., Class A ........... 25,185 730,365
Virtu Financial, Inc., Class A .................. 34,514 765,520
Virtus Investment Partners, Inc. ............... 8,191 1,588,563
28,630,333
a
Chemicals  — 2.2%
Ashland, Inc. ............................ 13,330 1,491,227
Avient Corp. ............................ 42,505 1,471,098
Axalta Coating Systems Ltd.
(a)(b)
............... 158,626 4,257,522
Balchem Corp. .......................... 15,569 2,192,115
Cabot Corp. ............................ 18,276 1,345,479
Chemours Co. (The) ....................... 61,502 1,909,637
Element Solutions, Inc. ..................... 53,518 1,046,812
Ginkgo Bioworks Holdings, Inc., Class A
(a)(b)
....... 371,671 739,625
Hawkins, Inc. ........................... 18,446 767,354
HB Fuller Co. ........................... 18,270 1,467,264
Ingevity Corp.
(a)
.......................... 14,779 1,156,752
Innospec, Inc. ........................... 18,645 2,067,544
Koppers Holdings, Inc. ..................... 33,421 995,612
Livent Corp.
(a)
........................... 65,897 1,844,457
Minerals Technologies, Inc. .................. 25,250 1,522,323
Orion Engineered Carbons SA ................ 67,291 1,263,725
Scotts Miracle-Gro Co. (The), Class A ........... 13,092 732,236
Sensient Technologies Corp. ................. 16,630 1,242,427
Stepan Co. ............................. 23,570 2,629,705
Trinseo PLC ............................ 36,894 909,437
Tronox Holdings PLC, Class A ................ 62,748 886,629
Valvoline, Inc. ........................... 84,103 2,773,717
34,712,697
a
Commercial Services & Supplies  — 1.0%
ABM Industries, Inc. ....................... 33,614 1,585,909
ACCO Brands Corp. ....................... 143,748 800,676
Deluxe Corp. ............................ 40,454 782,381
Healthcare Services Group, Inc. ............... 55,710 777,155
IAA, Inc.
(a)
.............................. 70,460 2,633,090
KAR Auction Services, Inc.
(a)
................. 82,503 1,133,591
Matthews International Corp., Class A ........... 33,647 1,065,264

iShares
®
ESG Aware MSCI USA Small-Cap ETF
Schedule of Investments
(unaudited) (continued)
November 30, 2022
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Commercial Services & Supplies (continued)
MillerKnoll, Inc. .......................... 46,494 $ 948,013
Montrose Environmental Group, Inc.
(a)
........... 19,438 897,258
MSA Safety, Inc. ......................... 11,113 1,567,044
Pitney Bowes, Inc. ........................ 26,949 102,945
Steelcase, Inc., Class A .................... 92,742 735,444
Tetra Tech, Inc. .......................... 14,126 2,183,738
Viad Corp.
(a)
............................ 27,515 814,719
16,027,227
a
Communications Equipment  — 0.8%
ADTRAN Holdings, Inc. .................... 39,031 791,158
Calix, Inc.
(a)
............................. 25,184 1,795,619
Ciena Corp.
(a)
........................... 62,443 2,807,437
CommScope Holding Co., Inc.
(a)
............... 113,123 1,004,532
Digi International, Inc.
(a)
..................... 18,606 790,197
Harmonic, Inc.
(a)
.......................... 97,743 1,499,378
Infinera Corp.
(a)(b)
......................... 175,386 1,183,856
Lumentum Holdings, Inc.
(a)
.................. 27,354 1,502,829
Ribbon Communications, Inc.
(a)
............... 275,214 696,291
Viasat, Inc.
(a)
............................ 22,190 756,457
12,827,754
a
Construction & Engineering  — 2.7%
AECOM ............................... 67,450 5,733,250
Ameresco, Inc., Class A
(a)
................... 11,750 769,860
API Group Corp.
(a)
........................ 53,270 1,023,849
Arcosa, Inc. ............................ 19,038 1,163,222
Argan, Inc. ............................. 22,197 842,376
Comfort Systems USA, Inc. .................. 26,319 3,336,196
Dycom Industries, Inc.
(a)(b)
................... 11,182 1,019,128
EMCOR Group, Inc.
(b)
...................... 37,479 5,805,497
Fluor Corp.
(a)
............................ 42,264 1,420,493
Granite Construction, Inc. ................... 23,529 847,515
Great Lakes Dredge & Dock Corp.
(a)
............ 111,382 815,316
MasTec, Inc.
(a)(b)
.......................... 23,965 2,176,741
MDU Resources Group, Inc. ................. 176,756 5,566,047
MYR Group, Inc.
(a)
........................ 23,910 2,284,122
NV5 Global, Inc.
(a)
........................ 5,274 762,146
Primoris Services Corp. .................... 39,820 850,157
Sterling Infrastructure, Inc.
(a)
................. 24,034 787,114
Valmont Industries, Inc. ..................... 8,717 2,952,099
WillScot Mobile Mini Holdings Corp., Class A
(a)
..... 90,163 4,346,758
42,501,886
a
Construction Materials  — 0.2%
Summit Materials, Inc., Class A
(a)(b)
............. 106,054 3,212,376
a
Consumer Finance  — 0.8%
Bread Financial Holdings, Inc. ................ 18,136 744,120
Credit Acceptance Corp.
(a)(b)
.................. 1,613 764,497
Encore Capital Group, Inc.
(a)
................. 27,715 1,396,836
Green Dot Corp., Class A
(a)
.................. 13,074 266,448
OneMain Holdings, Inc. ..................... 49,421 1,945,211
PRA Group, Inc.
(a)
........................ 41,310 1,420,238
PROG Holdings, Inc.
(a)
..................... 40,753 802,427
SLM Corp. ............................. 156,755 2,736,942
SoFi Technologies, Inc.
(a)(b)
.................. 180,494 871,786
Upstart Holdings, Inc.
(a)(b)
.................... 39,519 772,596
11,721,101
a
Containers & Packaging  — 1.0%
AptarGroup, Inc. ......................... 34,568 3,669,047
Berry Global Group, Inc. .................... 37,996 2,226,566
Graphic Packaging Holding Co. ............... 171,013 3,929,879
Greif, Inc., Class A ........................ 11,117 781,636
Greif, Inc., Class B ........................ 11,982 900,328
Security Shares Value
a
Containers & Packaging (continued)
Myers Industries, Inc. ...................... 43,695 $ 1,019,841
O-I Glass, Inc.
(a)
.......................... 48,444 794,966
Sonoco Products Co. ...................... 25,285 1,551,740
14,874,003
a
Diversified Consumer Services  — 1.2%
2U, Inc.
(a)
.............................. 100,185 804,486
ADT, Inc. .............................. 111,156 1,038,197
Adtalem Global Education, Inc.
(a)
.............. 18,759 780,374
Bright Horizons Family Solutions, Inc.
(a)
.......... 28,367 2,104,831
Carriage Services, Inc. ..................... 31,343 788,276
Chegg, Inc.
(a)
............................ 39,669 1,183,723
Coursera, Inc.
(a)
.......................... 54,518 759,981
European Wax Center, Inc., Class A ............ 56,253 815,669
Frontdoor, Inc.
(a)
.......................... 32,557 760,857
Grand Canyon Education, Inc.
(a)
............... 11,824 1,336,940
H&R Block, Inc. .......................... 64,567 2,822,224
Rover Group, Inc., Class A
(a)
................. 163,291 787,063
Service Corp. International .................. 59,692 4,264,993
Stride, Inc.
(a)
............................ 21,423 758,588
19,006,202
a
Diversified Financial Services  — 0.4%
A-Mark Precious Metals, Inc. ................. 23,665 816,443
Jackson Financial, Inc., Class A ............... 23,490 877,351
Voya Financial, Inc. ....................... 58,121 3,834,824
5,528,618
a
Diversified Telecommunication Services  — 0.6%
Bandwidth, Inc., Class A
(a)
................... 38,473 879,493
Cogent Communications Holdings, Inc. .......... 23,211 1,347,399
Frontier Communications Parent, Inc.
(a)
.......... 64,476 1,661,546
Globalstar, Inc.
(a)
......................... 418,840 795,796
Iridium Communications, Inc.
(a)
................ 61,209 3,250,198
Radius Global Infrastructure, Inc., Class A
(a)
....... 74,625 944,752
8,879,184
a
Electric Utilities  — 0.3%
Hawaiian Electric Industries, Inc. .............. 99,355 4,081,503
a
Electrical Equipment  — 1.5%
Acuity Brands, Inc. ........................ 20,680 3,893,837
Array Technologies, Inc.
(a)
................... 44,570 933,296
Atkore, Inc.
(a)
............................ 19,786 2,416,860
AZZ, Inc. .............................. 31,124 1,295,692
Blink Charging Co.
(a)(b)
...................... 54,572 757,459
Bloom Energy Corp., Class A
(a)
................ 67,304 1,432,902
ChargePoint Holdings, Inc., Class A
(a)(b)
.......... 86,937 1,079,758
FREYR Battery SA
(a)(b)
..................... 55,695 760,237
FuelCell Energy, Inc.
(a)
..................... 214,197 741,122
Regal Rexnord Corp. ...................... 27,686 3,629,911
Shoals Technologies Group, Inc., Class A
(a)
....... 40,484 1,172,821
Stem, Inc.
(a)
............................. 57,914 756,936
SunPower Corp.
(a)
........................ 40,793 989,230
Sunrun, Inc.
(a)
........................... 76,306 2,486,050
Vertiv Holdings Co., Class A ................. 114,004 1,578,955
23,925,066
a
Electronic Equipment, Instruments & Components  — 3.2%
Advanced Energy Industries, Inc.
(b)
............. 11,596 1,074,253
Avnet, Inc. ............................. 66,578 3,007,328
Badger Meter, Inc. ........................ 33,595 3,890,973
Belden, Inc. ............................ 11,233 903,583
Benchmark Electronics, Inc. ................. 41,198 1,189,386
Coherent Corp.
(a)
......................... 42,589 1,561,739
CTS Corp. ............................. 30,780 1,308,150

Schedule of Investments
(unaudited) (continued)
November 30, 2022
iShares
®
ESG Aware MSCI USA Small-Cap ETF
(Percentages shown are based on Net Assets)

Security Shares Value
a
Electronic Equipment, Instruments & Components (continued)
ePlus, Inc.
(a)
............................ 15,194 $ 754,534
Fabrinet
(a)(b)
............................. 9,029 1,204,559
Flex Ltd.
(a)(b)
............................ 250,250 5,500,495
Insight Enterprises, Inc.
(a)
................... 23,005 2,390,450
IPG Photonics Corp.
(a)
..................... 8,321 757,461
Itron, Inc.
(a)
............................. 33,732 1,793,868
Jabil, Inc. .............................. 37,557 2,711,240
Kimball Electronics, Inc.
(a)(b)
.................. 44,297 1,022,818
Knowles Corp.
(a)
......................... 65,915 1,028,274
Littelfuse, Inc. ........................... 10,001 2,465,246
Methode Electronics, Inc. ................... 30,615 1,398,493
Mirion Technologies, Inc., Class A
(a)
............ 127,386 812,723
National Instruments Corp. .................. 68,369 2,804,496
Novanta, Inc.
(a)
.......................... 18,782 2,962,860
OSI Systems, Inc.
(a)
....................... 10,293 910,725
PAR Technology Corp.
(a)(b)
................... 29,661 722,839
Plexus Corp.
(a)
........................... 23,443 2,583,887
Rogers Corp.
(a)
.......................... 12,078 1,316,985
TD SYNNEX Corp. ........................ 7,985 816,865
Vishay Precision Group, Inc.
(a)
................ 19,775 802,272
Vontier Corp. ............................ 56,084 1,100,929
48,797,431
a
Energy Equipment & Services  — 1.5%
Archrock, Inc. ........................... 120,759 1,051,811
Cactus, Inc., Class A ...................... 30,493 1,658,514
ChampionX Corp. ........................ 93,506 2,883,725
Core Laboratories NV
(b)
..................... 49,672 1,076,889
Dril-Quip, Inc.
(a)
.......................... 34,978 823,382
Expro Group Holdings NV
(a)
.................. 42,305 734,838
Helmerich & Payne, Inc. .................... 29,359 1,499,658
Liberty Energy, Inc., Class A ................. 44,432 734,461
NexTier Oilfield Solutions, Inc.
(a)(b)
.............. 74,447 758,615
Noble Corp. PLC
(a)
........................ 24,339 903,707
NOV, Inc. .............................. 175,556 3,942,988
Oceaneering International, Inc.
(a)
.............. 54,548 828,584
Patterson-UTI Energy, Inc. .................. 63,994 1,148,692
TechnipFMC PLC
(a)
....................... 250,548 3,106,795
Transocean, Ltd.
(a)(b)
....................... 183,245 778,791
Weatherford International PLC
(a)
............... 29,507 1,280,604
23,212,054
a
Entertainment  — 0.4%
AMC Entertainment Holdings, Inc., Class A
(a)
...... 214,688 1,552,194
Cinemark Holdings, Inc.
(a)(b)
.................. 60,109 818,084
IMAX Corp.
(a)(b)
.......................... 56,023 946,228
Lions Gate Entertainment Corp., Class A
(a)(b)
....... 111,050 848,422
World Wrestling Entertainment, Inc., Class A
(b)
..... 19,415 1,550,870
5,715,798
a
Equity Real Estate Investment Trusts (REITs)  — 6.3%
Acadia Realty Trust ....................... 46,525 715,554
Alexander & Baldwin, Inc. ................... 81,023 1,600,204
American Assets Trust, Inc. .................. 44,598 1,306,275
Americold Realty Trust, Inc. .................. 84,390 2,519,041
Apartment Income REIT Corp. ................ 60,439 2,299,704
Brandywine Realty Trust .................... 266,465 1,841,273
Brixmor Property Group, Inc. ................. 193,214 4,478,701
City Office REIT, Inc. ...................... 79,488 786,136
Corporate Office Properties Trust .............. 183,706 5,101,516
Cousins Properties, Inc. .................... 64,788 1,709,107
CubeSmart ............................. 83,896 3,472,455
DiamondRock Hospitality Co. ................. 93,355 878,471
Douglas Emmett, Inc. ...................... 124,927 2,163,736
Easterly Government Properties, Inc. ........... 107,884 1,708,883
Security Shares Value
a
Equity Real Estate Investment Trusts (REITs) (continued)
Elme Communities ........................ 82,366 $ 1,627,552
Empire State Realty Trust, Inc., Class A .......... 117,883 908,878
EPR Properties .......................... 26,337 1,095,883
Essential Properties Realty Trust, Inc. ........... 90,697 2,105,077
Federal Realty Investment Trust ............... 41,511 4,611,872
First Industrial Realty Trust, Inc. ............... 28,154 1,423,185
Four Corners Property Trust, Inc. .............. 38,295 1,039,326
Highwoods Properties, Inc. .................. 36,730 1,094,554
Hudson Pacific Properties, Inc. ................ 133,453 1,542,717
Innovative Industrial Properties, Inc. ............ 6,712 813,562
iStar, Inc. .............................. 74,657 599,496
JBG SMITH Properties ..................... 112,340 2,315,327
Kilroy Realty Corp. ........................ 65,804 2,844,049
Kite Realty Group Trust ..................... 82,853 1,889,048
Life Storage, Inc. ......................... 31,395 3,374,649
Macerich Co. (The) ....................... 104,330 1,324,991
National Retail Properties, Inc. ................ 91,656 4,249,172
Omega Healthcare Investors, Inc. .............. 114,106 3,455,130
Outfront Media, Inc. ....................... 77,950 1,425,705
Park Hotels & Resorts, Inc. .................. 104,328 1,338,528
Pebblebrook Hotel Trust .................... 48,930 814,685
Phillips Edison & Co., Inc.
(b)
.................. 27,900 899,217
Physicians Realty Trust ..................... 232,592 3,472,599
Piedmont Office Realty Trust, Inc., Class A ........ 120,219 1,251,480
PotlatchDeltic Corp. ....................... 41,212 1,969,521
Rayonier, Inc. ........................... 28,379 1,018,239
Rexford Industrial Realty, Inc. ................ 62,624 3,462,481
Ryman Hospitality Properties, Inc. ............. 25,593 2,342,527
Sabra Health Care REIT, Inc. ................. 97,399 1,257,421
Safehold, Inc. ........................... 4,200 123,984
SITE Centers Corp. ....................... 63,422 861,905
SL Green Realty Corp. ..................... 31,963 1,341,167
STAG Industrial, Inc. ...................... 40,803 1,342,827
STORE Capital Corp. ...................... 106,735 3,404,846
Sunstone Hotel Investors, Inc. ................ 73,996 813,216
Tanger Factory Outlet Centers, Inc. ............. 40,259 783,038
Uniti Group, Inc. ......................... 271,547 2,069,188
Xenia Hotels & Resorts, Inc. ................. 68,529 1,056,717
97,944,815
a
Food & Staples Retailing  — 1.4%
Andersons, Inc. (The) ...................... 21,370 822,745
BJ's Wholesale Club Holdings, Inc.
(a)
............ 52,376 3,940,770
Casey's General Stores, Inc.
(b)
................ 13,664 3,320,625
Chefs' Warehouse, Inc. (The)
(a)
............... 20,987 815,345
Grocery Outlet Holding Corp.
(a)(b)
............... 29,619 896,567
PriceSmart, Inc. .......................... 15,099 1,072,633
SpartanNash Co. ......................... 33,609 1,104,056
Sprouts Farmers Market, Inc.
(a)
................ 100,720 3,457,718
U.S. Foods Holding Corp.
(a)
.................. 117,087 4,283,043
United Natural Foods, Inc.
(a)
.................. 31,821 1,517,225
21,230,727
a
Food Products  — 1.4%
B&G Foods, Inc. ......................... 58,368 775,127
Cal-Maine Foods, Inc. ...................... 15,446 900,193
Flowers Foods, Inc. ....................... 130,188 3,912,149
Fresh Del Monte Produce, Inc. ................ 28,524 789,544
Freshpet, Inc.
(a)(b)
......................... 25,782 1,727,910
Hain Celestial Group, Inc. (The)
(a)(b)
............. 71,617 1,342,103
Hostess Brands, Inc., Class A
(a)
............... 35,499 937,174
Ingredion, Inc. ........................... 48,934 4,794,064
Lancaster Colony Corp. .................... 3,986 825,660
Mission Produce, Inc.
(a)
..................... 47,916 761,385
Post Holdings, Inc.
(a)(b)
...................... 12,145 1,136,893

iShares
®
ESG Aware MSCI USA Small-Cap ETF
Schedule of Investments
(unaudited) (continued)
November 30, 2022
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Food Products (continued)
Simply Good Foods Co. (The)
(a)
............... 23,242 $ 927,356
TreeHouse Foods, Inc.
(a)
.................... 30,616 1,513,349
Vital Farms, Inc.
(a)
........................ 55,493 791,885
21,134,792
a
Gas Utilities  — 1.4%
Chesapeake Utilities Corp. .................. 5,003 599,009
National Fuel Gas Co. ..................... 43,406 2,874,780
New Jersey Resources Corp. ................. 78,327 3,896,768
Northwest Natural Holding Co. ................ 38,141 1,911,246
ONE Gas, Inc. ........................... 49,175 4,275,766
South Jersey Industries, Inc. ................. 117,176 4,066,007
Southwest Gas Holdings, Inc. ................ 32,534 2,227,278
Spire, Inc. .............................. 31,801 2,356,454
22,207,308
a
Health Care Equipment & Supplies  — 3.0%
Alphatec Holdings, Inc.
(a)
.................... 75,588 775,533
AngioDynamics, Inc.
(a)
..................... 53,990 699,170
Artivion, Inc.
(a)
........................... 58,745 751,349
AtriCure, Inc.
(a)
.......................... 26,945 1,227,614
Cardiovascular Systems, Inc.
(a)
................ 54,035 757,030
Cerus Corp.
(a)
........................... 194,645 778,580
CONMED Corp. .......................... 11,936 988,898
Embecta Corp. .......................... 26,367 868,002
Envista Holdings Corp.
(a)
.................... 56,827 1,938,937
Establishment Labs Holdings, Inc.
(a)
............ 12,464 794,705
Glaukos Corp.
(a)
.......................... 19,175 892,980
Globus Medical, Inc., Class A
(a)
............... 16,222 1,198,644
Haemonetics Corp.
(a)
...................... 23,900 2,038,909
Heska Corp.
(a)
........................... 11,855 762,869
Inari Medical, Inc.
(a)
....................... 21,066 1,550,036
Inogen, Inc.
(a)
........................... 33,585 749,617
Inspire Medical Systems, Inc.
(a)
............... 8,878 2,144,658
Integer Holdings Corp.
(a)
.................... 11,586 861,072
Integra LifeSciences Holdings Corp.
(a)
........... 24,418 1,341,525
iRhythm Technologies, Inc.
(a)
................. 11,474 1,251,240
Lantheus Holdings, Inc.
(a)
................... 21,681 1,345,956
LivaNova PLC
(a)
.......................... 18,121 1,003,360
Meridian Bioscience, Inc.
(a)
.................. 24,196 774,272
Merit Medical Systems, Inc.
(a)
................. 34,176 2,460,672
Neogen Corp.
(a)
.......................... 48,414 801,736
Nevro Corp.
(a)
........................... 17,101 798,788
Orthofix Medical, Inc.
(a)
..................... 44,976 809,118
Outset Medical, Inc.
(a)
...................... 39,818 839,363
Paragon 28, Inc.
(a)
........................ 38,511 789,475
Penumbra, Inc.
(a)(b)
........................ 15,225 3,189,790
QuidelOrtho Corp.
(a)
....................... 18,051 1,581,448
Shockwave Medical, Inc.
(a)
................... 14,090 3,573,224
SI-BONE, Inc.
(a)
.......................... 62,181 763,583
Silk Road Medical, Inc.
(a)
.................... 15,291 814,246
STAAR Surgical Co.
(a)
...................... 16,877 963,845
Tandem Diabetes Care, Inc.
(a)
................ 31,872 1,340,218
TransMedics Group, Inc.
(a)
................... 13,273 821,200
Treace Medical Concepts, Inc.
(a)
............... 34,012 787,378
Varex Imaging Corp.
(a)
..................... 35,831 761,050
46,590,090
a
Health Care Providers & Services  — 3.2%
1Life Healthcare, Inc.
(a)
..................... 58,698 997,279
Acadia Healthcare Co., Inc.
(a)
................. 34,992 3,116,388
Accolade, Inc.
(a)(b)
......................... 90,805 801,808
AdaptHealth Corp.
(a)
....................... 35,199 785,290
Addus HomeCare Corp.
(a)(b)
.................. 7,329 808,242
Agiliti, Inc.
(a)(b)
........................... 51,523 850,645
Security Shares Value
a
Health Care Providers & Services (continued)
agilon health, Inc.
(a)(b)
...................... 75,366 $ 1,323,427
Amedisys, Inc.
(a)
......................... 14,738 1,342,484
AMN Healthcare Services, Inc.
(a)
............... 20,756 2,567,517
Apollo Medical Holdings, Inc.
(a)
................ 25,098 714,289
Brookdale Senior Living, Inc.
(a)
................ 239,777 755,298
Castle Biosciences, Inc.
(a)
................... 35,913 847,188
Chemed Corp. ........................... 4,493 2,336,360
CorVel Corp.
(a)
........................... 7,621 1,165,784
Cross Country Healthcare, Inc.
(a)
.............. 25,969 929,171
Encompass Health Corp. ................... 48,213 2,819,496
Enhabit, Inc.
(a)
........................... 59,104 845,778
Ensign Group, Inc. (The) .................... 19,095 1,814,025
Fulgent Genetics, Inc.
(a)(b)
................... 20,378 739,110
Guardant Health, Inc.
(a)(b)
.................... 28,660 1,500,064
HealthEquity, Inc.
(a)
........................ 23,258 1,476,418
LHC Group, Inc.
(a)
........................ 15,586 2,546,908
ModivCare, Inc.
(a)
......................... 9,006 693,462
National Research Corp. .................... 28,439 1,101,727
Oak Street Health, Inc.
(a)(b)
................... 37,002 799,983
Option Care Health, Inc.
(a)
................... 49,394 1,487,253
Owens & Minor, Inc. ....................... 45,859 945,154
Patterson Companies, Inc. .................. 54,234 1,542,415
Premier, Inc., Class A ...................... 86,155 2,873,269
Privia Health Group, Inc.
(a)
................... 42,514 1,017,360
Progyny, Inc.
(a)
........................... 32,094 1,175,603
R1 RCM, Inc.
(a)
.......................... 150,394 1,361,066
RadNet, Inc.
(a)
........................... 45,536 900,247
Select Medical Holdings Corp. ................ 30,765 756,204
Signify Health, Inc., Class A
(a)
................. 39,288 1,124,423
Tenet Healthcare Corp.
(a)
.................... 27,396 1,265,147
U.S. Physical Therapy, Inc. .................. 8,899 768,963
48,895,245
a
Health Care Technology  — 0.3%
Allscripts Healthcare Solutions, Inc.
(a)(b)
.......... 42,173 798,757
NextGen Healthcare, Inc.
(a)
.................. 43,725 909,480
Teladoc Health, Inc.
(a)
...................... 80,244 2,287,756
3,995,993
a
Hotels, Restaurants & Leisure  — 2.9%
Accel Entertainment, Inc., Class A
(a)
............ 113,169 967,595
Boyd Gaming Corp. ....................... 25,808 1,582,805
Brinker International, Inc.
(a)
.................. 34,643 1,158,808
Cheesecake Factory, Inc. (The) ............... 20,930 733,387
Churchill Downs, Inc. ...................... 10,238 2,272,426
Dave & Buster's Entertainment, Inc.
(a)
........... 19,350 767,421
Denny's Corp.
(a)
.......................... 62,086 778,558
Dine Brands Global, Inc. .................... 10,562 787,820
DraftKings, Inc., Class A
(a)(b)
.................. 140,468 2,151,970
Everi Holdings, Inc.
(a)
...................... 84,168 1,407,289
Hilton Grand Vacations, Inc.
(a)
................ 63,077 2,776,650
Hyatt Hotels Corp., Class A
(a)
................. 17,586 1,764,227
Jack in the Box, Inc. ....................... 8,804 636,529
Light & Wonder, Inc.
(a)
...................... 29,737 1,926,065
Marriott Vacations Worldwide Corp. ............. 18,018 2,684,322
Norwegian Cruise Line Holdings Ltd.
(a)(b)
......... 124,088 2,040,007
Penn Entertainment, Inc.
(a)(b)
................. 55,841 1,965,045
Planet Fitness, Inc., Class A
(a)
................ 44,438 3,482,162
Playa Hotels & Resorts NV
(a)
................. 130,201 800,736
SeaWorld Entertainment, Inc.
(a)(b)
.............. 29,813 1,701,130
Shake Shack, Inc., Class A
(a)
................. 15,375 808,725
Six Flags Entertainment Corp.
(a)
............... 38,825 935,294
Texas Roadhouse, Inc. ..................... 12,684 1,259,775
Travel + Leisure Co. ....................... 46,116 1,792,529
Wendy's Co. (The) ........................ 95,512 2,154,751

Schedule of Investments
(unaudited) (continued)
November 30, 2022
iShares
®
ESG Aware MSCI USA Small-Cap ETF
(Percentages shown are based on Net Assets)

Security Shares Value
a
Hotels, Restaurants & Leisure (continued)
Wingstop, Inc. ........................... 12,233 $ 2,024,684
Wyndham Hotels & Resorts, Inc. .............. 46,863 3,435,995
44,796,705
a
Household Durables  — 1.4%
Cavco Industries, Inc.
(a)(b)
.................... 3,692 847,794
Century Communities, Inc. .................. 23,083 1,111,677
Ethan Allen Interiors, Inc. ................... 31,123 885,449
Helen of Troy Ltd.
(a)
....................... 12,666 1,248,108
Installed Building Products, Inc. ............... 9,555 811,506
iRobot Corp.
(a)(b)
.......................... 20,981 1,092,900
KB Home .............................. 45,956 1,442,559
Leggett & Platt, Inc. ....................... 86,224 3,070,437
LGI Homes, Inc.
(a)
........................ 8,177 812,303
MDC Holdings, Inc. ....................... 23,474 761,262
Meritage Homes Corp.
(a)
.................... 17,068 1,474,846
Skyline Champion Corp.
(a)
................... 18,591 966,546
Sonos, Inc.
(a)(b)
........................... 60,169 1,054,763
Taylor Morrison Home Corp.
(a)
................ 43,500 1,321,965
Tempur Sealy International, Inc. ............... 32,550 1,034,113
Toll Brothers, Inc. ......................... 16,745 802,253
TopBuild Corp.
(a)
......................... 14,098 2,172,220
Tri Pointe Homes, Inc.
(a)
.................... 45,972 847,724
21,758,425
a
Household Products  — 0.1%
Spectrum Brands Holdings, Inc. ............... 15,866 845,182
WD-40 Co. ............................. 4,305 721,087
1,566,269
a
Independent Power and Renewable Electricity Producers  — 0.7%
Clearway Energy, Inc., Class C ............... 80,681 2,859,335
Montauk Renewables, Inc.
(a)(b)
................ 63,242 763,331
NextEra Energy Partners, LP ................. 48,650 3,915,838
Ormat Technologies, Inc. .................... 24,181 2,186,688
Sunnova Energy International, Inc.
(a)(b)
........... 55,350 1,263,640
10,988,832
a
Insurance  — 2.6%
Argo Group International Holdings, Ltd. .......... 37,847 1,028,681
Assured Guaranty Ltd. ..................... 17,876 1,190,005
Axis Capital Holdings Ltd. ................... 50,023 2,879,324
CNO Financial Group, Inc. ................... 148,887 3,495,867
Employers Holdings, Inc. .................... 8,950 415,907
First American Financial Corp. ................ 52,868 2,889,236
Genworth Financial, Inc., Class A
(a)
............. 111,625 561,474
Hanover Insurance Group, Inc. (The) ........... 23,165 3,412,205
Horace Mann Educators Corp. ................ 23,179 894,478
Kemper Corp. ........................... 26,458 1,505,989
Kinsale Capital Group, Inc. .................. 6,544 2,016,926
Primerica, Inc. ........................... 20,034 2,985,667
ProAssurance Corp. ....................... 30,564 610,974
Reinsurance Group of America, Inc. ............ 27,724 4,003,346
RenaissanceRe Holdings Ltd. ................ 15,707 2,967,209
Ryan Specialty Holdings, Inc., Class A
(a)(b)
........ 30,722 1,237,482
Selective Insurance Group, Inc. ............... 36,664 3,524,144
Trupanion, Inc.
(a)
......................... 14,146 739,411
Unum Group ............................ 73,694 3,108,413
39,466,738
a
Interactive Media & Services  — 0.2%
Bumble, Inc., Class A
(a)
..................... 32,466 790,872
TripAdvisor, Inc.
(a)
........................ 37,935 773,495
Vimeo, Inc.
(a)(b)
........................... 180,844 774,012
Security Shares Value
a
Interactive Media & Services (continued)
Yelp, Inc.
(a)
............................. 32,841 $ 1,016,429
3,354,808
a
Internet & Direct Marketing Retail  — 0.2%
Liquidity Services, Inc.
(a)
.................... 44,279 739,017
Overstock.com, Inc.
(a)(b)
..................... 31,471 837,758
Wayfair, Inc., Class A
(a)
..................... 22,608 828,357
2,405,132
a
IT Services  — 1.6%
Concentrix Corp. ......................... 18,086 2,213,365
CSG Systems International, Inc. ............... 38,060 2,353,630
DigitalOcean Holdings, Inc.
(a)(b)
................ 26,500 790,495
DXC Technology Co.
(a)
..................... 94,868 2,814,734
Euronet Worldwide, Inc.
(a)
................... 8,346 775,761
EVERTEC, Inc. .......................... 23,789 803,354
ExlService Holdings, Inc.
(a)
.................. 14,588 2,730,874
Fastly, Inc., Class A
(a)
...................... 84,840 819,554
Kyndryl Holdings, Inc.
(a)
..................... 74,128 868,039
Marqeta, Inc., Class A
(a)(b)
................... 113,084 756,532
Maximus, Inc. ........................... 12,354 868,486
Perficient, Inc.
(a)
.......................... 10,954 778,282
Shift4 Payments, Inc., Class A
(a)
............... 15,371 712,292
Squarespace, Inc., Class A
(a)
................. 37,224 762,720
Switch, Inc., Class A
(b)
...................... 73,799 2,527,616
Verra Mobility Corp., Class A
(a)
................ 50,578 801,661
WEX, Inc.
(a)
............................. 22,407 3,789,920
25,167,315
a
Leisure Products  — 0.8%
Brunswick Corp. ......................... 25,271 1,875,108
Malibu Boats, Inc., Class A
(a)
................. 14,188 818,789
Mattel, Inc.
(a)
............................ 135,611 2,472,189
Peloton Interactive, Inc., Class A
(a)
............. 72,892 829,511
Polaris, Inc. ............................. 15,694 1,790,058
Topgolf Callaway Brands Corp.
(a)
.............. 103,269 2,163,486
YETI Holdings, Inc.
(a)
...................... 43,369 1,946,834
11,895,975
a
Life Sciences Tools & Services  — 0.6%
10X Genomics, Inc., Class A
(a)
................ 24,384 942,685
Adaptive Biotechnologies Corp.
(a)(b)
............. 93,045 816,935
Azenta, Inc. ............................ 24,519 1,476,289
Bruker Corp. ............................ 13,156 886,846
CryoPort, Inc.
(a)
.......................... 40,846 806,709
Medpace Holdings, Inc.
(a)
................... 7,209 1,513,097
NeoGenomics, Inc.
(a)
...................... 76,693 859,729
Pacific Biosciences of California, Inc.
(a)
.......... 70,719 760,229
Syneos Health, Inc., Class A
(a)
................ 44,669 1,575,922
9,638,441
a
Machinery  — 4.5%
AGCO Corp. ............................ 25,450 3,377,724
Alamo Group, Inc. ........................ 9,289 1,397,995
Allison Transmission Holdings, Inc. ............. 55,398 2,481,830
Altra Industrial Motion Corp. ................. 29,595 1,734,859
Astec Industries, Inc. ...................... 18,310 810,034
Barnes Group, Inc. ........................ 21,874 931,614
Chart Industries, Inc.
(a)(b)
.................... 15,899 2,273,398
Columbus McKinnon Corp. .................. 24,499 789,603
Donaldson Co., Inc. ....................... 43,056 2,622,972
Energy Recovery, Inc.
(a)
.................... 51,320 1,189,598
Enerpac Tool Group Corp., Class A
(b)
............ 31,379 785,730
EnPro Industries, Inc. ...................... 10,287 1,222,096
ESCO Technologies, Inc. ................... 11,042 1,038,058
Evoqua Water Technologies Corp.
(a)
............ 61,032 2,654,282

iShares
®
ESG Aware MSCI USA Small-Cap ETF
Schedule of Investments
(unaudited) (continued)
November 30, 2022
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Machinery (continued)
Federal Signal Corp. ...................... 38,409 $ 1,866,293
Flowserve Corp. ......................... 49,376 1,548,431
Franklin Electric Co., Inc. ................... 16,285 1,356,540
Gates Industrial Corp. PLC
(a)
................. 63,806 741,426
Graco, Inc. ............................. 69,193 4,841,434
Hillenbrand, Inc. ......................... 27,997 1,399,850
ITT, Inc. ............................... 20,509 1,733,421
John Bean Technologies Corp. ................ 14,619 1,342,901
Lincoln Electric Holdings, Inc. ................ 15,261 2,256,797
Lindsay Corp. ........................... 8,209 1,448,806
Luxfer Holdings PLC ...................... 55,221 809,540
Manitowoc Co., Inc. (The)
(a)
.................. 79,836 783,990
Middleby Corp. (The)
(a)
..................... 14,886 2,146,412
Mueller Water Products, Inc., Class A ........... 146,248 1,705,252
Oshkosh Corp. .......................... 52,631 4,845,736
Proterra, Inc.
(a)(b)
......................... 130,349 722,133
Proto Labs, Inc.
(a)
......................... 31,881 845,484
Shyft Group, Inc. (The) ..................... 30,568 749,833
SPX Technologies, Inc.
(a)
.................... 20,718 1,386,034
Tennant Co. ............................ 32,638 2,073,492
Terex Corp. ............................. 16,817 772,068
Timken Co. (The) ......................... 17,520 1,331,170
Toro Co. (The) ........................... 54,707 6,071,930
Wabash National Corp. ..................... 31,306 784,841
Watts Water Technologies, Inc., Class A .......... 21,979 3,482,573
70,356,180
a
Media  — 0.8%
Cable One, Inc. .......................... 3,197 2,315,555
EW Scripps Co. (The), Class A
(a)
.............. 66,699 999,151
iHeartMedia, Inc., Class A
(a)
.................. 98,945 795,518
John Wiley & Sons, Inc., Class A .............. 23,185 1,099,201
New York Times Co. (The), Class A ............. 57,446 2,105,396
Nexstar Media Group, Inc. ................... 14,583 2,764,353
TEGNA, Inc. ............................ 113,176 2,234,094
WideOpenWest, Inc.
(a)(b)
.................... 69,779 724,306
13,037,574
a
Metals & Mining  — 1.6%
Alpha Metallurgical Resources, Inc. ............ 4,929 843,993
Arconic Corp.
(a)
.......................... 42,154 1,004,530
ATI, Inc.
(a)
.............................. 48,100 1,467,531
Commercial Metals Co. ..................... 68,125 3,353,112
Compass Minerals International, Inc. ............ 24,659 1,093,627
Hecla Mining Co. ......................... 152,612 831,735
Kaiser Aluminum Corp. ..................... 8,462 764,965
Materion Corp. .......................... 13,272 1,069,192
MP Materials Corp., Class A
(a)(b)
............... 22,865 760,261
Piedmont Lithium, Inc.
(a)(b)
................... 13,640 786,482
Reliance Steel & Aluminum Co. ............... 27,368 5,782,585
Royal Gold, Inc. .......................... 36,409 4,089,823
Ryerson Holding Corp. ..................... 27,104 799,297
Schnitzer Steel Industries, Inc., Class A .......... 23,426 804,215
United States Steel Corp. ................... 68,314 1,795,975
25,247,323
a
Mortgage Real Estate Investment Trusts (REITs)  — 0.4%
AGNC Investment Corp. .................... 169,333 1,691,637
Hannon Armstrong Sustainable Infrastructure Capital,
Inc. ................................ 43,043 1,396,315
KKR Real Estate Finance Trust, Inc. ............ 48,012 794,598
Starwood Property Trust, Inc. ................. 138,265 2,960,254
6,842,804
a
Security Shares Value
a
Multiline Retail  — 0.6%
Big Lots, Inc. ............................ 42,153 $ 821,984
Dillard's, Inc., Class A ...................... 2,096 753,931
Franchise Group, Inc., Class A ................ 29,332 764,099
Kohl's Corp. ............................ 50,499 1,620,008
Macy's, Inc. ............................ 114,034 2,679,799
Nordstrom, Inc. .......................... 55,090 1,155,237
Ollie's Bargain Outlet Holdings, Inc.
(a)
........... 13,660 831,894
8,626,952
a
Multi-Utilities  — 0.3%
Avista Corp. ............................ 76,973 3,177,445
Unitil Corp. ............................. 15,464 847,737
4,025,182
a
Oil, Gas & Consumable Fuels  — 3.8%
Antero Midstream Corp. .................... 191,787 2,172,947
Antero Resources Corp.
(a)(b)
.................. 115,589 4,224,778
Archaea Energy, Inc., Class A
(a)
............... 41,531 1,077,314
Berry Corp. ............................. 89,514 806,521
California Resources Corp. .................. 25,931 1,176,749
Callon Petroleum Co.
(a)
..................... 19,254 807,128
Chord Energy Corp. ....................... 16,563 2,526,354
Civitas Resources, Inc. ..................... 21,407 1,441,976
Clean Energy Fuels Corp.
(a)
.................. 131,793 890,921
CNX Resources Corp.
(a)
.................... 115,389 2,004,307
Comstock Resources, Inc. ................... 42,576 781,270
Delek U.S. Holdings, Inc. ................... 42,030 1,302,089
Denbury, Inc.
(a)
.......................... 16,848 1,512,276
DT Midstream, Inc. ........................ 64,876 3,913,969
EnLink Midstream LLC ..................... 158,451 2,037,680
Enviva, Inc. ............................. 26,235 1,488,836
Equitrans Midstream Corp. .................. 193,689 1,625,051
Green Plains, Inc.
(a)
....................... 13,938 481,697
Kinetik Holdings, Inc., Class A ................ 22,107 752,301
Kosmos Energy Ltd.
(a)
...................... 352,530 2,344,324
Matador Resources Co. .................... 32,722 2,171,432
Murphy Oil Corp. ......................... 61,787 2,916,346
New Fortress Energy, Inc., Class A ............. 19,609 998,098
Par Pacific Holdings, Inc.
(a)
.................. 32,749 767,309
PBF Energy, Inc., Class A ................... 39,167 1,557,672
PDC Energy, Inc. ......................... 46,092 3,425,557
Permian Resources Corp., Class A ............. 97,841 994,065
Range Resources Corp. .................... 114,822 3,314,911
SM Energy Co. .......................... 55,696 2,401,055
Southwestern Energy Co.
(a)
.................. 389,239 2,693,534
Talos Energy, Inc.
(a)
....................... 42,149 828,228
Tellurian, Inc.
(a)(b)
......................... 281,634 757,595
Uranium Energy Corp.
(a)
.................... 196,050 760,674
World Fuel Services Corp. ................... 39,866 1,134,188
58,089,152
a
Paper & Forest Products  — 0.2%
Louisiana-Pacific Corp. ..................... 36,173 2,307,838
Sylvamo Corp. .......................... 15,070 815,136
3,122,974
a
Personal Products  — 0.3%
Beauty Health Co. (The), Class A
(a)
............. 74,378 799,564
BellRing Brands, Inc.
(a)
..................... 33,367 831,172
Coty, Inc., Class A
(a)
....................... 102,719 808,399
Edgewell Personal Care Co. ................. 29,733 1,284,763
Herbalife Nutrition Ltd.
(a)
.................... 46,645 817,220
Medifast, Inc. ........................... 6,108 769,913
5,311,031
a

Schedule of Investments
(unaudited) (continued)
November 30, 2022
iShares
®
ESG Aware MSCI USA Small-Cap ETF
(Percentages shown are based on Net Assets)

Security Shares Value
a
Pharmaceuticals  — 1.4%
Aclaris Therapeutics, Inc.
(a)
.................. 41,553 $ 632,437
Amphastar Pharmaceuticals, Inc.
(a)
............. 27,059 797,970
Arvinas, Inc.
(a)
........................... 22,570 926,273
ATAI Life Sciences NV
(a)(b)
................... 246,476 870,060
Atea Pharmaceuticals, Inc.
(a)
................. 160,868 754,471
Axsome Therapeutics, Inc.
(a)
................. 15,117 1,092,808
Cassava Sciences, Inc.
(a)(b)
.................. 22,765 792,905
CinCor Pharma, Inc.
(a)
...................... 29,848 352,206
Collegium Pharmaceutical, Inc.
(a)
.............. 35,126 768,206
Corcept Therapeutics, Inc.
(a)
................. 35,641 901,004
DICE Therapeutics, Inc.
(a)
................... 22,911 797,532
Harmony Biosciences Holdings, Inc.
(a)
........... 13,115 783,884
Intra-Cellular Therapies, Inc.
(a)(b)
............... 35,363 1,917,382
NGM Biopharmaceuticals, Inc.
(a)(b)
.............. 138,197 764,229
Nuvation Bio, Inc., Class A
(a)(b)
................ 406,360 776,148
Organon & Co. .......................... 79,593 2,071,010
Pacira BioSciences, Inc.
(a)
................... 15,399 743,002
Perrigo Co. PLC ......................... 61,070 1,968,286
Pliant Therapeutics, Inc.
(a)
................... 37,654 692,081
Provention Bio, Inc.
(a)
...................... 94,026 849,995
Reata Pharmaceuticals, Inc., Class A
(a)
.......... 20,104 795,716
Revance Therapeutics, Inc.
(a)
................. 44,326 962,317
Tilray Brands, Inc.
(a)(b)
...................... 203,428 787,266
21,797,188
a
Professional Services  — 1.9%
ASGN, Inc.
(a)
............................ 27,374 2,480,084
CACI International, Inc., Class A
(a)
............. 7,617 2,378,789
Exponent, Inc. ........................... 13,075 1,352,086
First Advantage Corp.
(a)
..................... 60,944 810,555
FTI Consulting, Inc.
(a)
...................... 20,484 3,540,045
Huron Consulting Group, Inc.
(a)
................ 10,248 797,909
ICF International, Inc. ...................... 16,234 1,759,279
Insperity, Inc. ............................ 13,760 1,631,248
KBR, Inc. .............................. 35,542 1,836,455
Kelly Services, Inc., Class A, NVS ............. 58,618 995,920
Kforce, Inc. ............................. 13,007 768,324
Korn Ferry ............................. 27,655 1,577,165
ManpowerGroup, Inc. ...................... 32,335 2,829,959
Science Applications International Corp. ......... 12,954 1,426,365
Sterling Check Corp.
(a)
..................... 64,418 936,638
TriNet Group, Inc.
(a)
....................... 34,320 2,487,170
TrueBlue, Inc.
(a)
.......................... 68,806 1,484,833
Upwork, Inc.
(a)
........................... 62,468 765,233
29,858,057
a
Real Estate Management & Development  — 0.7%
Anywhere Real Estate, Inc.
(a)
................. 127,107 959,658
Cushman & Wakefield PLC
(a)
................. 90,645 1,035,166
DigitalBridge Group, Inc., Class A .............. 52,325 755,050
Howard Hughes Corp. (The)
(a)
................ 29,036 2,164,343
Jones Lang LaSalle, Inc.
(a)
................... 24,719 4,156,994
Kennedy-Wilson Holdings, Inc. ................ 47,482 808,144
Marcus & Millichap, Inc. .................... 22,324 831,346
St. Joe Co. (The) ......................... 20,664 794,117
11,504,818
a
Road & Rail  — 1.3%
ArcBest Corp. ........................... 15,499 1,282,852
Avis Budget Group, Inc.
(a)
................... 13,550 3,029,780
Hertz Global Holdings, Inc.
(a)
................. 69,997 1,203,948
Landstar System, Inc. ...................... 23,878 4,130,416
Lyft, Inc., Class A
(a)
........................ 104,593 1,173,534
Ryder System, Inc. ........................ 28,323 2,647,917
Saia, Inc.
(a)
............................. 10,548 2,569,387
Security Shares Value
a
Road & Rail (continued)
Schneider National, Inc., Class B .............. 43,575 $ 1,122,492
Werner Enterprises, Inc. .................... 53,972 2,373,689
XPO Logistics, Inc.
(a)(b)
..................... 31,325 1,209,772
20,743,787
a
Semiconductors & Semiconductor Equipment  — 2.1%
Ambarella, Inc.
(a)
......................... 11,303 838,683
Axcelis Technologies, Inc.
(a)
.................. 12,836 1,025,083
Cirrus Logic, Inc.
(a)
........................ 37,299 2,786,608
Ichor Holdings, Ltd.
(a)
...................... 35,153 1,046,856
Impinj, Inc.
(a)
............................ 6,541 834,305
Kulicke & Soffa Industries, Inc. ................ 35,882 1,720,542
Lattice Semiconductor Corp.
(a)
................ 55,461 4,039,225
MaxLinear, Inc.
(a)
......................... 21,959 803,699
MKS Instruments, Inc. ..................... 20,216 1,695,314
Onto Innovation, Inc.
(a)
..................... 33,876 2,708,386
Power Integrations, Inc. .................... 25,825 2,078,396
Rambus, Inc.
(a)
.......................... 49,667 1,906,219
Semtech Corp.
(a)
......................... 26,691 820,481
Silicon Laboratories, Inc.
(a)
................... 15,567 2,264,065
SiTime Corp.
(a)
........................... 7,244 763,952
SMART Global Holdings, Inc.
(a)
................ 45,895 776,084
Synaptics, Inc.
(a)
......................... 15,878 1,682,592
Universal Display Corp. .................... 23,687 2,667,630
Veeco Instruments, Inc.
(a)
................... 96,974 1,927,843
32,385,963
a
Software  — 5.0%
A10 Networks, Inc. ........................ 44,554 833,605
ACI Worldwide, Inc.
(a)
...................... 83,821 1,751,859
Adeia, Inc. ............................. 76,512 845,458
Agilysys, Inc.
(a)
.......................... 11,632 772,365
Alarm.com Holdings, Inc.
(a)
.................. 15,102 753,590
Altair Engineering, Inc., Class A
(a)
.............. 33,698 1,653,561
Alteryx, Inc., Class A
(a)
..................... 17,052 764,782
Appfolio, Inc., Class A
(a)
.................... 6,358 725,384
Appian Corp., Class A
(a)
.................... 20,368 774,595
Asana, Inc., Class A
(a)
...................... 42,159 765,607
Blackbaud, Inc.
(a)
......................... 19,360 1,147,467
Blackline, Inc.
(a)
.......................... 28,292 1,915,086
Box, Inc., Class A
(a)
....................... 76,232 2,092,568
BTRS Holdings, Inc.
(a)(b)
..................... 93,160 882,225
Cerence, Inc.
(a)
.......................... 45,281 928,713
CommVault Systems, Inc.
(a)
.................. 19,266 1,271,556
Coupa Software, Inc.
(a)
..................... 30,623 1,936,599
Digital Turbine, Inc.
(a)
...................... 43,836 800,445
Dolby Laboratories, Inc., Class A .............. 45,322 3,393,258
DoubleVerify Holdings, Inc.
(a)(b)
................ 38,491 1,008,464
Duck Creek Technologies, Inc.
(a)
............... 69,220 774,572
E2open Parent Holdings, Inc., Class A
(a)(b)
........ 137,611 810,529
Elastic NV
(a)
............................ 35,596 2,178,119
Envestnet, Inc.
(a)
......................... 13,019 768,381
Everbridge, Inc.
(a)
......................... 25,427 829,937
Five9, Inc.
(a)
............................ 30,112 1,930,480
Freshworks, Inc., Class A
(a)
.................. 57,948 856,471
Gitlab, Inc., Class A
(a)(b)
..................... 18,789 743,105
Guidewire Software, Inc.
(a)
................... 38,614 2,290,196
Intapp, Inc.
(a)
............................ 35,192 813,287
InterDigital, Inc. .......................... 15,813 793,338
Jamf Holding Corp.
(a)
...................... 37,295 793,638
JFrog Ltd.
(a)
............................. 33,835 743,693
KnowBe4, Inc., Class A
(a)
................... 36,982 913,086
LivePerson, Inc.
(a)
........................ 71,255 836,534
Manhattan Associates, Inc.
(a)
................. 22,574 2,842,970
MicroStrategy, Inc., Class A
(a)(b)
................ 4,446 880,708

iShares
®
ESG Aware MSCI USA Small-Cap ETF
Schedule of Investments
(unaudited) (continued)
November 30, 2022
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Software (continued)
Model N, Inc.
(a)
.......................... 32,791 $ 1,274,914
Momentive Global, Inc.
(a)
.................... 98,942 784,610
N-able, Inc.
(a)
............................ 68,817 772,815
nCino, Inc.
(a)(b)
........................... 29,583 772,708
NCR Corp.
(a)
............................ 48,895 1,167,124
New Relic, Inc.
(a)
......................... 30,328 1,706,557
Nutanix, Inc., Class A
(a)(b)
.................... 83,412 2,357,223
OneSpan, Inc.
(a)
.......................... 56,812 714,127
PagerDuty, Inc.
(a)(b)
........................ 36,994 822,747
Paycor HCM, Inc.
(a)(b)
...................... 28,482 823,699
Pegasystems, Inc.
(b)
....................... 21,264 770,820
Progress Software Corp. .................... 45,157 2,407,771
PROS Holdings, Inc.
(a)
..................... 34,197 814,573
Qualys, Inc.
(a)
........................... 9,342 1,152,055
RingCentral, Inc., Class A
(a)
.................. 41,479 1,537,212
Samsara, Inc., Class A
(a)
.................... 80,299 765,250
Smartsheet, Inc., Class A
(a)
.................. 45,114 1,386,804
Sprout Social, Inc., Class A
(a)
................. 20,034 1,188,016
SPS Commerce, Inc.
(a)
..................... 18,254 2,596,814
Sumo Logic, Inc.
(a)
........................ 102,765 781,014
Tenable Holdings, Inc.
(a)(b)
................... 37,213 1,420,792
Teradata Corp.
(a)
......................... 49,197 1,680,078
Varonis Systems, Inc.
(a)
..................... 36,605 777,490
Workiva, Inc., Class A
(a)
..................... 27,776 2,237,635
Xperi, Inc.
(a)
............................. 59,324 635,360
Zuora, Inc., Class A
(a)
...................... 102,242 785,219
76,949,658
a
Specialty Retail  — 3.2%
Aaron's Co., Inc. (The) ..................... 68,136 830,578
American Eagle Outfitters, Inc.
(a)
............... 57,979 917,228
America's Car-Mart, Inc.
(a)
................... 10,841 788,791
Arko Corp. ............................. 84,843 800,069
Asbury Automotive Group, Inc.
(a)
............... 7,522 1,411,278
AutoNation, Inc.
(a)
......................... 13,556 1,679,724
Boot Barn Holdings, Inc.
(a)
................... 12,367 832,917
Caleres, Inc. ............................ 27,930 674,789
Camping World Holdings, Inc., Class A
(b)
......... 26,844 739,015
Chico's FAS, Inc.
(a)
........................ 107,241 629,505
Five Below, Inc.
(a)(b)
........................ 21,177 3,406,532
Floor & Decor Holdings, Inc., Class A
(a)(b)
......... 36,384 2,715,338
Foot Locker, Inc. ......................... 42,308 1,683,858
GameStop Corp., Class A
(a)(b)
................. 97,022 2,542,947
Gap, Inc. (The) .......................... 121,195 1,762,175
Genesco, Inc.
(a)
.......................... 15,058 786,028
Group 1 Automotive, Inc.
(b)
................... 9,526 1,841,757
Hibbett, Inc. ............................ 12,425 828,251
Leslie's, Inc.
(a)(b)
.......................... 89,674 1,309,240
Lithia Motors, Inc.
(b)
....................... 11,904 2,848,746
MarineMax, Inc.
(a)
......................... 21,748 718,336
Monro, Inc. ............................. 24,249 1,102,602
Murphy USA, Inc. ........................ 11,748 3,475,176
National Vision Holdings, Inc.
(a)
............... 39,487 1,597,644
ODP Corp. (The)
(a)
........................ 17,461 840,398
Petco Health & Wellness Co., Inc., Class A
(a)
...... 77,900 860,016
Rent-A-Center, Inc. ....................... 34,481 830,647
RH
(a)(b)
................................ 4,641 1,331,178
Sally Beauty Holdings, Inc.
(a)
................. 62,792 738,434
Signet Jewelers Ltd. ....................... 23,088 1,500,720
Sleep Number Corp.
(a)
..................... 24,518 717,152
TravelCenters of America, Inc.
(a)
............... 15,278 781,470
Victoria's Secret & Co.
(a)
.................... 31,230 1,436,580
Warby Parker, Inc., Class A
(a)
................. 46,795 796,919
Security Shares Value
a
Specialty Retail (continued)
Williams-Sonoma, Inc. ..................... 31,940 $ 3,733,786
49,489,824
a
Technology Hardware, Storage & Peripherals  — 0.5%
Avid Technology, Inc.
(a)
..................... 27,085 760,547
Pure Storage, Inc., Class A
(a)
................. 104,087 3,038,299
Super Micro Computer, Inc.
(a)
................. 10,857 979,627
Xerox Holdings Corp. ...................... 133,889 2,183,730
6,962,203
a
Textiles, Apparel & Luxury Goods  — 1.8%
Allbirds, Inc., Class A
(a)(b)
.................... 259,260 746,669
Capri Holdings Ltd.
(a)
...................... 35,136 2,015,050
Carter's, Inc. ............................ 19,436 1,419,605
Columbia Sportswear Co. ................... 24,182 2,166,465
Crocs, Inc.
(a)
............................ 23,993 2,423,293
Deckers Outdoor Corp.
(a)(b)
................... 12,408 4,949,303
Hanesbrands, Inc. ........................ 250,551 1,683,703
Kontoor Brands, Inc. ....................... 22,101 960,289
Movado Group, Inc. ....................... 22,805 734,093
Oxford Industries, Inc. ..................... 6,978 787,537
PVH Corp. ............................. 36,112 2,426,004
Ralph Lauren Corp., Class A ................. 15,169 1,715,917
Steven Madden, Ltd. ...................... 45,209 1,561,519
Tapestry, Inc. ............................ 83,038 3,136,345
Under Armour, Inc., Class A
(a)(b)
............... 79,146 791,460
Wolverine World Wide, Inc. .................. 66,747 747,566
28,264,818
a
Thrifts & Mortgage Finance  — 1.0%
Capitol Federal Financial, Inc. ................ 78,833 659,832
Essent Group Ltd. ........................ 29,461 1,181,092
Federal Agricultural Mortgage Corp., Class C ...... 15,084 1,898,321
MGIC Investment Corp. .................... 228,161 3,132,651
Mr Cooper Group, Inc.
(a)
.................... 34,757 1,569,626
New York Community Bancorp, Inc. ............ 210,282 1,966,137
PennyMac Financial Services, Inc.
(b)
............ 25,288 1,508,682
Radian Group, Inc. ........................ 103,226 2,020,133
Walker & Dunlop, Inc. ...................... 10,739 959,100
WSFS Financial Corp. ..................... 11,214 543,991
15,439,565
a
Trading Companies & Distributors  — 1.9%
Air Lease Corp., Class A .................... 33,974 1,312,076
Applied Industrial Technologies, Inc. ............ 8,537 1,131,067
Beacon Roofing Supply, Inc.
(a)
................ 24,026 1,402,878
Boise Cascade Co. ....................... 27,400 2,028,696
Core & Main, Inc., Class A
(a)
.................. 34,872 725,338
GATX Corp. ............................ 14,911 1,681,215
GMS, Inc.
(a)
............................. 19,258 945,568
Herc Holdings, Inc. ........................ 10,993 1,408,973
McGrath RentCorp ........................ 22,505 2,208,191
MRC Global, Inc.
(a)
........................ 64,245 755,521
NOW, Inc.
(a)
............................ 60,587 756,126
Rush Enterprises, Inc., Class A ............... 14,522 748,319
SiteOne Landscape Supply, Inc.
(a)(b)
............. 25,610 3,214,823
Titan Machinery, Inc.
(a)
..................... 22,572 993,845
Triton International, Ltd., Class A .............. 29,824 2,012,225
Univar Solutions, Inc.
(a)
..................... 39,343 1,303,433
Veritiv Corp. ............................ 7,797 1,049,008
Watsco, Inc. ............................ 10,093 2,714,815
WESCO International, Inc.
(a)
................. 24,252 3,126,568
29,518,685
a

Schedule of Investments
(unaudited) (continued)
November 30, 2022
iShares
®
ESG Aware MSCI USA Small-Cap ETF
(Percentages shown are based on Net Assets)

Derivative Financial Instruments Outstanding as of Period End
Security Shares Value
a
Water Utilities  — 0.4%
American States Water Co. .................. 26,883 $ 2,634,265
California Water Service Group ............... 18,191 1,181,142
Middlesex Water Co. ...................... 7,796 728,536
SJW Group ............................. 12,219 912,637
5,456,580
a
Wireless Telecommunication Services  — 0.1%
Gogo, Inc.
(a)
............................ 46,049 722,509
Shenandoah Telecommunications Co. ........... 40,318 784,991
Telephone and Data Systems, Inc. ............. 72,704 766,300
2,273,800
a
Total Common Stocks — 99.6%
(Cost: $1,544,402,152) ............................... 1,542,122,427
a
Rights
Pharmaceuticals  — 0.0%
Zo genix, Inc., CVR
(a)(c)
..................... 29,896 20,329
a
Total Rights — 0.0%
(Cost: $20,329) .................................... 20,329
Total Long-Term Investments — 99.6%
(Cost: $1,544,422,481) ............................... 1,542,142,756
Security Shares Value
a
Short-Term Securities
Money Market Funds  —  6.3%
BlackRock Cash Funds: Institutional, SL Agency
Shares, 4.06%
(d)(e)(f)
...................... 90,363,143 $ 90,372,180
BlackRock Cash Funds: Treasury, SL Agency Shares,
3.64%
(d)(e)
............................ 6,209,633 6,209,633
a
Total Short-Term Securities — 6.3%
(Cost: $96,554,323) ................................. 96,581,813
Total Investments — 105.9%
(Cost: $1,640,976,804) ............................... 1,638,724,569
Liabilities in Excess of Other Assets — (5.9)% ............... (90,894,194)
Net Assets — 100.0% ................................. $ 1,547,830,375
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)
Affiliate of the Fund.
(e)
Annualized 7-day yield as of period end.
(f)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended November 30, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
08/31/22
Purchases
at Cost
Proceeds
from Sale
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
11/30/22
  Shares
Held at
11/30/22 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash
Funds: Institutional,
SL Agency Shares $ 85,575,153  $ 4,818,443
(a)
$ —  $ (4,525) $ (16,891) $ 90,372,180  90,363,143  $ 310,237
(b)
$ —
BlackRock Cash
Funds: Treasury, SL
Agency Shares . 4,174,100  2,035,533
(a)
—  —  —  6,209,633  6,209,633  27,899  —
$ (4,525) $ (16,891)
$ 96,581,813
$ 338,136  $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
Russell 2000 E-Mini Index ................................................................ 37 12/16/22 $ 3,492 $ 128,949
S&P MidCap 400 E-Mini Index ............................................................. 9 12/16/22 2,322 107,276
$ 236,225

iShares
®
ESG Aware MSCI USA Small-Cap ETF
Schedule of Investments
(unaudited) (continued)
November 30, 2022

Schedule of Investments
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation
Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 1,542,122,427 $ — $ — $ 1,542,122,427
Rights ................................................ — — 20,329 20,329
Short-Term Securities
Money Market Funds ...................................... 96,581,813 — — 96,581,813
$ 1,638,704,240 $ — $ 20,329 $ 1,638,724,569
Derivative Financial Instruments
(a)
Assets
Equity Contracts ........................................... $ 236,225 $ — $ — $ 236,225
a
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
CVR Contingent Value Rights
NVS Non-Voting Shares